Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – TACTICAL MANAGER PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXXA Tactical Manager International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio, ATM International Portfolio, EQ/AllianceBernstein Short-Term Bond Portfolio and EQ/AllianceBernstein Short-Term Government Bond Portfolio (each a "Portfolio" and together, the "Portfolios"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class IA shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA shares of each Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB shares.

As such, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Portfolio's Prospectus, including the following sections of the Prospectus of each of the Portfolios are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Management of the Trust – The Trust," "Management of the Trust – Expense Limitation Agreement," and "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in Statement of Additional Information ("SAI") of each of the Portfolios, including in the following sections of the of the SAI of each Portfolio are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Short-Term Bond Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/AllianceBernstein Short-Term Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.84%	0.84%
†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$86	$268	$466	$1,037
Class IB Shares	$86	$268	$466	$1,037

EQ/AllianceBernstein Short-Term Government Bond Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/AllianceBernstein Short-Term Government Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.14%	0.14%
Total Annual Portfolio Operating Expenses†	0.84%	0.84%

† Based on estimated amounts for the current fiscal year.

*****

	1 Year	3 Years
Class IA Shares	$86	$268
Class IB Shares	$86	$268

ATM International Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
ATM International Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.90%	0.90%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$92	$287	$498	$1,108
Class IB Shares	$92	$287	$498	$1,108

ATM Large Cap Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
ATM Large Cap Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.44%	0.44%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$96	$300	$520	$1,155
Class IB Shares	$96	$300	$520	$1,155

ATM Mid Cap Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
ATM Mid Cap Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

ATM Small Cap Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
ATM Small Cap Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

AXA Tactical Manager 2000 Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Tactical Manager 2000 Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.04%	1.04%
Fee Waiver and/or Expense Reimbursement †	–0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

† Pursuant to a contract, AXA FMG has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.95% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA FMG at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$327	$570	$1,267
Class IB Shares	$102	$327	$570	$1,267

AXA Tactical Manager 400 Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Tactical Manager 400 Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.45%	0.45%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement †	–0.20%	-0.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	1.01%

† Pursuant to a contract, AXA FMG has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.95% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA FMG at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$103	$364	$646	$1,448
Class IB Shares	$103	$364	$646	$1,448

AXA Tactical Manager 500 Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Tactical Manager 500 Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$96	$300	$520	$1,155
Class IB Shares	$96	$300	$520	$1,155

AXA Tactical Manager International Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Tactical Manager International Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.31%	0.31%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.03%	1.03%
Fee Waiver and/or Expense Reimbursement †	–0.06%	-0.06%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

† Pursuant to a contract, AXA FMG has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.95% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA FMG at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$322	$563	$1,254
Class IB Shares	$99	$322	$563	$1,254

******

ATM Large Cap Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
ATM Large Cap Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
ATM Large Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

ATM Large Cap Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
ATM Large Cap Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.44%	0.44%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$96	$300	$520	$1,155
Class IB Shares	$96	$300	$520	$1,155

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)